Summary of Significant Accounting Policies	3 Months Ended
Mar. 31, 2020
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Summary of Significant Accounting Policies
Note 2—Summary of Significant Accounting Policies
Basis of Preparation
The unaudited condensed consolidated interim financial statements of the Company are prepared in accordance with International Accounting Standard 34, “Interim Financial Reporting
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” Certain information and disclosures normally included in the consolidated financial statements prepared in accordance with International Financial Reporting Standards (“IFRS”) have been condensed or omitted. Accordingly, these unaudited condensed consolidated interim financial statements should be read in conjunction with the Company’s annual consolidated financial statements for the year ended December 31, 2019 and accompanying notes, which have been prepared in accordance with IFRS as issued by the International Accounting Standards Board, and as adopted by the European Union.
The accounting policies applied are consistent with those of the previous financial year. Our accounting policies for marketable securities included within cash and cash equivalents, applied for the first time in this reporting period, are described below. A description of our accounting policies is provided in the Accounting Policies section of the audited consolidated financial statements as of and for the year ended December 31, 2019.
The preparation of financial statements in conformity with IFRS requires the use of certain critical accounting estimates and requires management to exercise its judgment in the process of applying the Company’s accounting policies. The areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the unaudited condensed consolidated interim financial statements are disclosed in Note 3.
Cash and Cash Equivalents
Marketable Securities with Short-Term Maturity
In order to mitigate concentration of credit risks, the Company’s business model comprise objectives to hold marketable securities in order to collect contractual cash-flows.
Marketable securities comprise investments in government bonds and similar securities (“securities” or “instruments”). Contractual terms of the individual securities give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding. This assessment is referred to as the SPPI-test and is performed at an instrument level.
At March 31, 2020, the Company held short-term marketable securities with a maturity of three months or less on the date of acquisition, that are presented as cash and cash equivalents in the unaudited consolidated interim statements of financial position.
Marketable securities are initially recognized at fair value and subsequently measured at amortized cost and are subject to impairment according to expected credit loss. Gains and losses are recognized in the consolidated statement of profit or loss when the specific security or portfolio of securities is derecognized, modified or impaired.

New and Amended IFRS Standards Adopted by the Company
Several new amendments and interpretations became applicable for the current reporting period, but do not have an impact on the accounting policies applied by the Company.